Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
6.    INVESTMENTS

	2022	2021
Equity method investments [a]	$997	$1,031
Public and private equity investments	290	358
Warrants [b]	142	204

	$1,429	$1,593

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2022	2021
LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$420	$481
Litens Automotive Partnership [ii]	76.7%	$337	$291
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$120	$127

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2022.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

[b]
In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vest based on specified milestones. During 2021, two third of the warrants vested with a value of $201 million and during the fourth quarter of 2022, the remaining one third of the warrants vested with a value of $119 million. The initial value attributable to the warrants was deferred within other accrued liabilities and other long-term liabilities and is being recognized in income as performance obligations are satisfied.

The Company recorded an unrealized loss of $173 million for the year ended December 31, 2022 related to the revaluation of the vested warrants [
note 2
]. Cumulative unrealized losses on equity securities were $110 million as at December 31, 2022 [2021 - unrealized gains of $63 million].

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2022	2021
Current assets	$2,266	$1,825

Non-current assets	$1,866	$1,838

Current liabilities	$1,555	$1,269

Long-term liabilities	$715	$450

Summarized Income Statements

	2022	2021
Sales	$4,447	$3,303
Cost of goods sold & expenses	4,363	3,156

Net income	$84	$147

Sales to equity method investees were approximately $51 million and $65 million for the years ended December 31, 2022 and 2021, respectively.